SCHEDULE OF REALIZED AND UNREALIZED GAIN (LOSS) ON SHORT TERM INVESTMENT (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Realized gain
Marketable securities	¥ 6,093	¥ 24,913
Available-for-sale debt securities	9,732	1,640
Unrealized gain (loss)
Marketable securities		(25,490)
Available-for-sale debt securities